Intangible assets - Schedule of movements in intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 14,776	$ 14,814
Intangible assets and goodwill at end of period	13,375	14,776
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,012	18,024
Hyperinflation adjustments	267	251
Exchange differences	(499)	43
Additions	113	303
Disposals	(30)	(603)
Acquisitions	4
Reclassification to assets held for sale	(97)	(6)
Intangible assets and goodwill at end of period	17,770	18,012
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,236)	(3,210)
Exchange differences	182	(35)
Amortisation for the year	77	94
Impairment	1,314	416
Disposals	25	519
Reclassification to assets held for sale	25
Intangible assets and goodwill at end of period	(4,395)	(3,236)
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	9,381	9,642
Intangible assets and goodwill at end of period	8,558	9,381
Brand names | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	11,129	11,106
Hyperinflation adjustments	153	144
Exchange differences	(270)	33
Additions	0	66
Disposals	0	(220)
Acquisitions	8
Reclassification to assets held for sale	(5)	0
Intangible assets and goodwill at end of period	11,015	11,129
Brand names | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,748)	(1,464)
Exchange differences	99	(5)
Impairment	808	416
Disposals	0	137
Reclassification to assets held for sale	0
Intangible assets and goodwill at end of period	(2,457)	(1,748)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,949	2,860
Intangible assets and goodwill at end of period	2,436	2,949
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,757	3,682
Hyperinflation adjustments	113	107
Exchange differences	(188)	(73)
Additions	0	46
Disposals	0	0
Acquisitions	(4)
Reclassification to assets held for sale	(33)	(5)
Intangible assets and goodwill at end of period	3,645	3,757
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(808)	(822)
Exchange differences	65	14
Impairment	466	0
Disposals	0	0
Reclassification to assets held for sale	0
Intangible assets and goodwill at end of period	(1,209)	(808)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,891	1,909
Intangible assets and goodwill at end of period	1,848	1,891
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,986	2,011
Hyperinflation adjustments	0	0
Exchange differences	(9)	8
Additions	0	0
Disposals	(3)	(33)
Acquisitions	0
Reclassification to assets held for sale	(42)	0
Intangible assets and goodwill at end of period	1,932	1,986
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(95)	(102)
Exchange differences	4	(6)
Amortisation for the year	5	20
Impairment	0	0
Disposals	1	33
Reclassification to assets held for sale	11
Intangible assets and goodwill at end of period	(84)	(95)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	555	403
Intangible assets and goodwill at end of period	533	555
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,140	1,225
Hyperinflation adjustments	1	0
Exchange differences	(32)	75
Additions	113	191
Disposals	(27)	(350)
Acquisitions	0
Reclassification to assets held for sale	(17)	(1)
Intangible assets and goodwill at end of period	1,178	1,140
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(585)	(822)
Exchange differences	14	(38)
Amortisation for the year	72	74
Impairment	40	0
Disposals	24	349
Reclassification to assets held for sale	14
Intangible assets and goodwill at end of period	$ (645)	$ (585)